Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Information

	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
General and administrative
Wages and related	$(1,359,879)	$(672,944)
Office operations	(165,685)	(312,675)
Professional services	(333,750)	(536,280)
Other operating expenses	(3,942)	(46,808)
Total operating expenses	(1,863,256)	(1,568,707)
Other Expenses / Income
Gain (loss) on extinguishment of debt	(1,744,906)	(1,842,273)
Fair value of stock issued for note modification	(2,082,423)	(449,660)
Interest expense	(719,979)	(446,278)
Total other expenses / income	(4,547,308)	(2,738,211)
Net Income (Loss)	$(6,410,564)	$(4,306,918)